Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent events

30. Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2023 up through February 12, 2024, which is the date that these consolidated financial statements are available to be issued, and there were no other material subsequent events that require disclosure in these consolidated financial statements.